Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Components of Income Tax Expense Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 69,117	$ 38,876	$ 0
Current State and Local Tax Expense (Benefit)	12,294	10,104	4,142
Current Foreign Tax Expense (Benefit)	415	(424)	7
Current Income Tax Expense (Benefit)	81,826	48,556	4,149
Deferred Federal Income Tax Expense (Benefit)	(16,232)	(3,642)	87,715
Deferred State and Local Income Tax Expense (Benefit)	427	(5,653)	8,002
Deferred Foreign Income Tax Expense (Benefit)	143	449	345
Deferred Income Tax Expense (Benefit)	(15,662)	(8,846)	96,062
Income Tax Expense (Benefit)	$ 66,164	$ 39,710	$ 100,211